Share-based Payments - Summary of non-vested stock award activity (Detail) - Non-vested [member]	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	333,183	139,962	199,786
Granted	36,229	291,872	36,291
Vested	(62,224)	(94,208)	(94,704)
Forfeited	(3,035)	(4,443)	(1,411)
Outstanding at December 31	304,153	333,183	139,962